Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Convertible Preferred Stock			64,831,831	64,831,831	64,831,831
Convertible Preferred Stock Par Value			$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration	$ 50,000,000				$ 50,000,000
Convertible preferred stock value		57,069,000	56,400,000	56,400,000	56,400,000
Preferred stock, shares authorized			80,000,000	80,000,000	80,000,000
Preferred stock cumulative dividend rate			6.00%	6.00%	6.00%	6.00%
Preferred stock cash dividends rate					4.00%	4.00%
Preferred stock accreting dividends accruing rate					2.00%	2.00%
Preferred stock dividends			800,000	1,800,000
Preferred stock cash dividends				1,100,000
Accreting dividends					$ 700,000